Leases - Lessor: Net Investment in Leases (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2026	Mar. 31, 2025
Schedule Of Net Investment In Direct Financing And Sales Type Lease [Abstract]
Lease receivables	[1]	¥ 1,209,630	¥ 1,132,186
Unguaranteed residual value		36,581	33,908
Initial direct costs		1,280	1,286
Total		¥ 1,247,491	¥ 1,167,380

[1]	Some lease contracts are subject to government assistance for the customers’ acquisition of leased assets, mainly for the purpose of environmental measures. This government assistance is accounted for as a reduction of lease receivables of lease contracts when the Company and its subsidiaries confirm receipt of cash. The amount of a reduction of lease receivables were ¥32,357 million and ¥31,482 million as of March 31, 2025 and 2026, respectively. Benefits of the government assistance are attributed to the customers by the reduced lease payments. Furthermore, remaining term of government assistance contracts ranges up to 13 years and 15 years as of March 31, 2025 and 2026, respectively. And when receiving the government assistance, restrictions mainly on disposal of property and duty of keeping documents occur for a certain period of time.